SCHEDULE OF ADVANCED TO SUPPLIERS - RELATED PARTIES (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Related Party Transaction [Line Items]
Advanced to suppliers - related parties	$ 11,542,462	$ 9,442,382
Mobile Motion [Member]
Related Party Transaction [Line Items]
Advanced to suppliers - related parties	876,092	841,070
Related Party [Member]
Related Party Transaction [Line Items]
Advanced to suppliers - related parties	$ 876,092	$ 841,070